TERM LOANS	12 Months Ended
Dec. 31, 2012
TERM LOANS [Abstract]
TERM LOANS
13.	TERM LOANS

In order to provide working capital for operations, the Group entered into the following short term loan agreements as of December 31, 2012 and 2011:

	2012	2011

Classified by financial institutions:
China Citic Bank	$6,420,443	$3,177,680
China Merchants Bank	9,630,664	7,944,200
Bank of Zhengzhou	7,704,531	7,626,431
Shanghai Pudong Development Bank	16,051,107	11,121,880
Bank of Luoyang	-	9,533,040
Bank of Xuchang	4,815,332	4,766,520
China Everbright Bank	1,605,111	-
Commercial Bank of Kaifeng	3,210,221	-
Ping An Bank	8,025,553	-
	$57,462,962	$44,169,751

Additional information:
Maximum balance outstanding during the year	$62,278,294	$44,884,729
Interest expense	$3,525,936	$2,912,292
Range of interest rate	0.465% - 1.205%	0.347% - 0.868%
Weighted average interest rate	3.29%	3.27%

All term loans are fixed term loans with a period of 12 months or less. Local PRC banks had imposed covenant on the Company's subsidiary, Henan Green. For those loan facilities obtained from banks, all these terms loans are either guaranteed and secured by Henan Green's assets, including its machinery, land use right and inventories, or guaranteed and secured by a related party, Zhengzhou Company's land and plant properties, or guaranteed by Henan Green's director or other third parties. The Company was not in compliance with its financial covenants during 2012. The terms of the bank loans prohibit making advances or providing guarantees to other unrelated parties without prior consent of the bank. The bank may call the loans since the Company was not in compliance with its financial covenants. The Banks have not called the loans or assessed a penalty on the Company for these violations. The Company does not believe that any penalty will be assessed by the Banks for these covenant violations.

A summary of the principal payments for the outstanding term loans during the following fiscal year is as follows:

			Principal payment	Total outstanding
Name of bank	Collateral	Term of loans	due during 2012	loan amount

China Citic Bank	Secured by Henan Green's assets	August 21, 2012 to March 16, 2013	$3,210,221	$3,210,221

China Citic Bank	Secured by Henan Green's assets	December 7, 2012 to July 7, 2013	1,605,111	1,605,111

China Citic Bank	Secured by Henan Green's assets	December 19, 2012 to July 19, 2013	1,605,111	1,605,111

China Merchants Bank	Guaranteed by third party, Mingwang Lu and Yi Lu	August 31, 2012 to August 31, 2013	4,815,332	4,815,332

China Merchants Bank	Guaranteed by third party, Mingwang Lu and Yi Lu	September 10, 2012 to September 10, 2013	4,815,332	4,815,332

Bank of Zhengzhou	Guaranteed by third party	August 31, 2012 to August 31, 2013	4,815,332	4,815,332

Bank of Zhengzhou	Secured by Henan Green's bank deposit	December 12, 2012 to December 12, 2013	2,889,199	2,889,199

Shanghai Pudong Development Bank	Guaranteed by third party, Mingwang Lu	February 1, 2012 to January 31, 2013	2,247,155	2,247,155

Shanghai Pudong Development Bank	Guaranteed by third party, Mingwang Lu	February 24, 2012 to February 23, 2013	2,568,177	2,568,177

Shanghai Pudong Development Bank	Secured by Henan Green's land, Mingwang Lu	March 16, 2012 to March 15, 2013	1,605,111	1,605,111

Shanghai Pudong Development Bank	Secured by Henan Green's land, Mingwang Lu	November 28, 2012 to November 27, 2013	4,815,332	4,815,332

Shanghai Pudong Development Bank	Guaranteed by third party, Mingwang Lu	November 27, 2012 to November 26, 2013	4,815,332	4,815,332

Ping An Bank	Guaranteed by third party	December 03, 2012 to December 03, 2013	8,025,553	8,025,553

Bank of Xuchang	Guaranteed by third party	April 27, 2012 to April 25, 2013	4,815,332	4,815,332

China Everbright Bank	Guaranteed by third party & Mingwang Lu and Yi Lu	July 20, 2012 to July 19, 2013	1,605,111	1,605,111

Commercial Bank of Kaifeng	Guaranteed by third party & Mingwang Lu	August 23, 2012 to August 22, 2013	3,210,221	3,210,221

			$57,462,962	$57,462,962